Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss from continuing operations	$ (6,201,734)	$ (7,391,132)
Net income from discontinued operations	3,573	21,451
Net loss	(6,198,161)	(7,369,681)
Adjustments to reconcile net loss to net cash used in operating activities
Non-cash interest expense	1,119,461	1,465,518
Amortization and depreciation	214,372	230,134
Gain on fair value change of derivatives	(1,005,585)	(3,212,113)
Inventory write-down	134,025	1,495,978
Termination costs of vendor agreements		1,755,082
Income on forfeited customer deposit		(250,000)
Changes in operating assets and liabilities:
Accounts receivable	88,767	4,381
Inventory	945,281	1,015,069
Prepaid expenses	10,251	(15,699)
Vendor deposits		1,298,739
Accounts payable and accrued expenses	2,920,894	2,937,774
Related party liabilities	60,000
Deferred revenue	12,115	495
Operating lease liabilities	(147,993)	(133,508)
Net cash used in continuing operations	(1,846,573)	(777,831)
Net cash used in discontinued operations	(3,573)	(21,451)
Net cash used in operating activities	(1,850,146)	(799,282)
Cash flows from investing activities:
Purchase of office and computer equipment	(11,114)	(2,162)
Net cash used in investing activities	(11,114)	(2,162)
Cash flows from financing activities:
Proceeds from sale of common stock, net of costs	1,212,370	1,828,263
Payments of principal of notes payable		(950,000)
Net cash provided by financing activities	1,212,370	878,263
Net increase (decrease) in cash	(648,890)	76,819
Cash, Beginning of year	1,446,029	1,369,210
Cash, End of year	797,139	1,446,029
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes